Advances for Vessel Acquisitions and Vessels under Construction (Tables)	9 Months Ended
Sep. 30, 2016
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessls under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2015	$74,243
Advances including capitalized expenses and interest	123,560
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)
Balance, December 31, 2015	$68,356
Advances including capitalized expenses and interest	61,740
Impairment loss	(17,163)
Transferred to vessel cost	(100,043)
Balance, September 30, 2016	$12,890